FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00537

                         Franklin Custodian Funds, Inc.
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/04

Item 1. Schedule of Investments.


FRANKLIN CUSTODIAN FUNDS, INC.

QUARTERLY STATEMENTS OF INVESTMENTS
DECEMBER 31, 2004

--------------------------------------------------------------------------------

CONTENTS

Franklin DynaTech Fund ....................................................    3

Franklin Growth Fund ......................................................    7

Franklin Income Fund ......................................................   11

Franklin U.S. Government Securities Fund ..................................   21

Franklin Utilities Fund ...................................................   23

Notes to Statements of Investments ........................................   27

                                   [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1
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FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
    FRANKLIN DYNATECH FUND                                                 COUNTRY          SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 99.9%
    AEROSPACE & DEFENSE .3%
    Rockwell Collins Inc. ..........................................    United States        50,000    $   1,972,000
                                                                                                       -------------

    AIR FREIGHT/COURIERS 2.8%
    C.H. Robinson Worldwide Inc. ...................................    United States       150,000        8,328,000
    Expeditors International of Washington Inc. ....................    United States        20,000        1,117,600
    United Parcel Service Inc., B ..................................    United States       140,000       11,964,400
                                                                                                       -------------
                                                                                                          21,410,000
                                                                                                       -------------

    BIOTECHNOLOGY 8.3%
(a) Amgen Inc ......................................................    United States       300,000       19,245,000
(a) Biogen Idec Inc. ...............................................    United States       100,000        6,661,000
(a) Genentech Inc. .................................................    United States       375,000       20,415,000
(a) Gilead Sciences Inc. ...........................................    United States       350,000       12,246,500
(a) Invitrogen Corp. ...............................................    United States        85,000        5,706,050
                                                                                                       -------------
                                                                                                          64,273,550
                                                                                                       -------------

    CABLE/SATELLITE TELEVISION 1.1%
(a) Comcast Corp., A ...............................................    United States       150,000        4,926,000
(a) Liberty Media Corp., A .........................................    United States       300,000        3,294,000
(a) Liberty Media International Inc., A ............................    United States        15,000          693,450
                                                                                                       -------------
                                                                                                           8,913,450
                                                                                                       -------------

    CASINOS/GAMING 1.3%
    International Game Technology ..................................    United States       300,000       10,314,000
                                                                                                       -------------

    CATALOG/SPECIALTY DISTRIBUTION .3%
(a) Cabela's Inc., A ...............................................    United States       100,000        2,274,000
                                                                                                       -------------

    CHEMICALS: SPECIALTY 1.0%
    Sigma-Aldrich Corp. ............................................    United States       125,000        7,557,500
                                                                                                       -------------

    COMPUTER COMMUNICATIONS 1.8%
(a) Cisco Systems Inc. .............................................    United States       720,000       13,896,000
                                                                                                       -------------

    COMPUTER PERIPHERALS .4%
(a) Storage Technology Corp. .......................................    United States        95,000        3,002,950
                                                                                                       -------------

    COMPUTER PROCESSING HARDWARE 2.3%
(a) Dell Inc. ......................................................    United States       200,000        8,428,000
    Hewlett-Packard Co. ............................................    United States       440,862        9,244,876
                                                                                                       -------------
                                                                                                          17,672,876
                                                                                                       -------------

    DATA PROCESSING SERVICES 3.0%
    First Data Corp. ...............................................    United States       250,000       10,635,000
    Paychex Inc. ...................................................    United States       360,000       12,268,800
                                                                                                       -------------
                                                                                                          22,903,800
                                                                                                       -------------


                                         Quarterly Statements of Investments | 3

FRANKLIN CUSTODIAN FUNDS, INC.

---------------------------------------------------------------------------------------------------------------------
    FRANKLIN DYNATECH FUND                                                 COUNTRY          SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    ELECTRONIC EQUIPMENT/INSTRUMENTS 2.9%
(a) Agilent Technologies Inc. ......................................    United States       300,000    $   7,230,000
(a) JDS Uniphase Corp. .............................................    United States       350,000        1,109,500
    Rockwell Automation Inc. .......................................    United States       277,500       13,750,125
                                                                                                       -------------
                                                                                                          22,089,625
                                                                                                       -------------

    ELECTRONIC PRODUCTION EQUIPMENT 3.8%
(a) Applied Materials Inc. .........................................    United States       500,000        8,550,000
(a) KLA-Tencor Corp. ...............................................    United States       200,000        9,316,000
(a) Lam Research Corp. .............................................    United States       150,000        4,336,500
(a) Teradyne Inc. ..................................................    United States       200,000        3,414,000
(a) Varian Semiconductor Equipment Associates Inc. .................    United States       100,000        3,685,000
                                                                                                       -------------
                                                                                                          29,301,500
                                                                                                       -------------

    ELECTRONICS/APPLIANCE STORES 1.0%
    Best Buy Co. Inc. ..............................................    United States       125,000        7,427,500
                                                                                                       -------------

    ELECTRONICS/APPLIANCES .1%
    Eastman Kodak Co. ..............................................    United States        30,000          967,500
                                                                                                       -------------

    FINANCIAL CONGLOMERATES .9%
    Citigroup Inc. .................................................    United States       150,000        7,227,000
                                                                                                       -------------

    FINANCIAL PUBLISHING/SERVICES 1.3%
    Moody's Corp. ..................................................    United States       120,000       10,422,000
                                                                                                       -------------

    HOUSEHOLD/PERSONAL CARE .6%
    Estee Lauder Cos. Inc., A ......................................    United States       100,000        4,577,000
                                                                                                       -------------

    INDUSTRIAL CONGLOMERATES .6%
    Tyco International Ltd. ........................................    United States       140,000        5,003,600
                                                                                                       -------------

    INFORMATION TECHNOLOGY SERVICES 2.7%
(a) Cognizant Technology Solutions Corp., A ........................    United States       220,000        9,312,600
    International Business Machines Corp. ..........................    United States       120,000       11,829,600
                                                                                                       -------------
                                                                                                          21,142,200
                                                                                                       -------------

    INSURANCE BROKERS/SERVICES .7%
(a) ChoicePoint Inc. ...............................................    United States       120,000        5,518,800
                                                                                                       -------------

    INTERNET RETAIL .3%
(a) Amazon.com Inc. ................................................    United States        50,000        2,214,500
                                                                                                       -------------

    INTERNET SOFTWARE/SERVICES 6.3%
(a) Ask Jeeves Inc. ................................................    United States       100,000        2,675,000
(a) Check Point Software Technologies Ltd ..........................        Israel          150,000        3,694,500
(a) Google Inc., A .................................................    United States        50,000        9,655,000
(a) InfoSpace Inc. .................................................    United States       120,000        5,706,000
(a) Ninetowns Digital World Trade Holdings Ltd., ADR ...............    Cayman Islands      117,000        1,257,750
(a) VeriSign Inc ...................................................    United States       100,000        3,352,000
(a) Yahoo! Inc. ....................................................    United States       600,000       22,608,000
                                                                                                       -------------
                                                                                                          48,948,250
                                                                                                       -------------


4 | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

---------------------------------------------------------------------------------------------------------------------
    FRANKLIN DYNATECH FUND                                                 COUNTRY          SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    INVESTMENT MANAGERS .5%
(a) Calamos Asset Management Inc., A ...............................    United States       147,400    $   3,979,800
                                                                                                       -------------

    MAJOR PHARMACEUTICALS 3.0%
    Bristol-Myers Squibb Co. .......................................    United States       150,000        3,843,000
    Johnson & Johnson ..............................................    United States       130,000        8,244,600
    Pfizer Inc. ....................................................    United States       400,000       10,756,000
                                                                                                       -------------
                                                                                                          22,843,600
                                                                                                       -------------

    MANAGED HEALTH CARE 4.2%
    Caremark Rx Inc. ...............................................    United States       150,000        5,914,500
    UnitedHealth Group Inc. ........................................    United States       300,000       26,409,000
                                                                                                       -------------
                                                                                                          32,323,500
                                                                                                       -------------

    MEDIA CONGLOMERATES 1.2%
(a) News Corp. Ltd., B .............................................    United States       300,000        5,760,000
(a) Time Warner Inc. ...............................................    United States       200,000        3,888,000
                                                                                                       -------------
                                                                                                           9,648,000
                                                                                                       -------------

    MEDICAL SPECIALTIES 8.4%
    Alcon Inc ......................................................     Switzerland        150,000       12,090,000
    Medtronic Inc. .................................................    United States       275,000       13,659,250
    Stryker Corp ...................................................    United States       280,000       13,510,000
(a) Varian Medical Systems Inc .....................................    United States       125,000        5,405,000
(a) Waters Corp. ...................................................    United States       200,000        9,358,000
(a) Zimmer Holdings Inc. ...........................................    United States       140,000       11,216,800
                                                                                                       -------------
                                                                                                          65,239,050
                                                                                                       -------------

    MEDICAL/NURSING SERVICES .8%
(a) VCA Antech Inc. ................................................    United States       300,000        5,880,000
                                                                                                       -------------

    MOVIES/ENTERTAINMENT 1.2%
(a) DreamWorks Animation SKG Inc. ..................................    United States        15,500          581,405
(a) Pixar ..........................................................    United States       100,000        8,561,000
                                                                                                       -------------
                                                                                                           9,142,405
                                                                                                       -------------

    OILFIELD SERVICES/EQUIPMENT 1.0%
    Schlumberger Ltd ...............................................    United States       120,000        8,034,000
                                                                                                       -------------

    OTHER CONSUMER SERVICES 6.5%
(a) eBay Inc. ......................................................    United States       420,000       48,837,600
(a) Shopping.com Ltd. ..............................................        Israel           48,200        1,361,650
                                                                                                       -------------
                                                                                                          50,199,250
                                                                                                       -------------

    OTHER PHARMACEUTICALS 1.2%
    Teva Pharmaceutical Industries Ltd., ADR .......................        Israel          300,000        8,958,000
                                                                                                       -------------

    PACKAGED SOFTWARE 10.3%
    Adobe Systems Inc ..............................................    United States       260,000       16,312,400
    Autodesk Inc. ..................................................    United States       300,000       11,385,000
(a) Cognos Inc .....................................................        Canada          150,000        6,609,000


                                         Quarterly Statements of Investments | 5

FRANKLIN CUSTODIAN FUNDS, INC.

---------------------------------------------------------------------------------------------------------------------
    FRANKLIN DYNATECH FUND                                                 COUNTRY          SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    PACKAGED SOFTWARE (CONT.)
(a) Intuit Inc .....................................................    United States       100,000    $   4,401,000
    Microsoft Corp. ................................................    United States       950,000       25,374,500
(a) NAVTEQ Corp ....................................................    United States       160,000        7,417,600
(a) Symantec Corp. .................................................    United States       300,000        7,728,000
                                                                                                       -------------
                                                                                                          79,227,500
                                                                                                       -------------

    RECREATIONAL PRODUCTS 2.6%
(a) Electronic Arts Inc. ...........................................    United States       320,000       19,737,600
                                                                                                       -------------

    SAVINGS BANKS .8%
    Golden West Financial Corp .....................................    United States       100,000        6,142,000
                                                                                                       -------------

    SEMICONDUCTORS 10.1%
    Analog Devices Inc. ............................................    United States       310,000       11,445,200
(a) Freescale Semiconductor Inc., B ................................    United States        75,165        1,380,029
    Intel Corp. ....................................................    United States     1,150,000       26,898,500
(a) International Rectifier Corp. ..................................    United States       180,000        8,022,600
    Linear Technology Corp. ........................................    United States       400,000       15,504,000
    Microchip Technology Inc. ......................................    United States       150,000        3,999,000
(a) PortalPlayer Inc. ..............................................    United States        50,000        1,234,000
    Xilinx Inc .....................................................    United States       320,000        9,488,000
                                                                                                       -------------
                                                                                                          77,971,329
                                                                                                       -------------

    TELECOMMUNICATIONS EQUIPMENT 4.3%
    Motorola Inc. ..................................................    United States       680,750       11,708,900
    Nokia Corp., ADR ...............................................       Finland          315,000        4,936,050
    QUALCOMM Inc ...................................................    United States       400,000       16,960,000
                                                                                                       -------------
                                                                                                          33,604,950
                                                                                                       -------------
    TOTAL COMMON STOCKS (COST $507,971,028) ........................                                     771,960,585
                                                                                                       -------------
    SHORT TERM INVESTMENT (COST $1,159,944) .2%
    MONEY FUND
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio ..    United States     1,159,944        1,159,944
                                                                                                       -------------
    TOTAL INVESTMENTS (COST $509,130,972) 100.1% ...................                                     773,120,529
    OTHER ASSETS, LESS LIABILITIES (.1)%  ..........................                                        (858,262)
                                                                                                       -------------
    NET ASSETS 100.0% ..............................................                                   $ 772,262,267
                                                                                                       =============

See glossary of terms on page 26.

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


6 | See Notes to Statements of Investments. |
    Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------
                                                                          SHARES/
    FRANKLIN GROWTH FUND                                                  WARRANTS         VALUE
-----------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS 99.5%
    COMMERCIAL SERVICES 2.9%
(a) Dun & Bradstreet Corp. ..........................................      122,000    $    7,277,300
    Equifax Inc. ....................................................      400,000        11,240,000
    Moody's Corp. ...................................................      244,000        21,191,400
    Robert Half International Inc. ..................................      300,000         8,829,000
    Sabre Holdings Corp., A .........................................      800,000        17,728,000
                                                                                      --------------
                                                                                          66,265,700
                                                                                      --------------

    CONSUMER DURABLES 1.3%
    Eastman Kodak Co. ...............................................      500,000        16,125,000
    Harley-Davidson Inc .............................................      200,000        12,150,000
                                                                                      --------------
                                                                                          28,275,000
                                                                                      --------------

    CONSUMER NON-DURABLES 3.5%
    Hershey Foods Corp. .............................................      516,400        28,680,856
    International Flavors & Fragrances Inc. .........................      500,000        21,420,000
    Tootsie Roll Industries Inc. ....................................       21,833           756,077
    V.F. Corp. ......................................................      500,000        27,690,000
                                                                                      --------------
                                                                                          78,546,933
                                                                                      --------------

    CONSUMER SERVICES 5.1%
    Carnival Corp. ..................................................      500,000        28,815,000
    Clear Channel Communications Inc. ...............................      500,000        16,745,000
    Fairmont Hotels & Resorts Inc. (Canada) .........................      125,000         4,330,000
(a) Time Warner Inc. ................................................    1,350,000        26,244,000
    Viacom Inc., A ..................................................      200,000         7,416,000
    Viacom Inc., B ..................................................      100,000         3,639,000
    The Walt Disney Co. .............................................    1,000,000        27,800,000
                                                                                      --------------
                                                                                         114,989,000
                                                                                      --------------

    DISTRIBUTION SERVICES 3.0%
    Cardinal Health Inc. ............................................      300,000        17,445,000
    Genuine Parts Co ................................................      400,000        17,624,000
    W.W. Grainger Inc. ..............................................      500,000        33,310,000
                                                                                      --------------
                                                                                          68,379,000
                                                                                      --------------

    ELECTRONIC TECHNOLOGY 18.0%
(a) Agilent Technologies Inc ........................................      400,000         9,640,000
(a) Apple Computer Inc ..............................................      500,000        32,200,000
    Boeing Co. ......................................................    1,000,000        51,770,000
(a) Cisco Systems Inc. ..............................................    1,350,000        26,055,000
(a) Conexant Systems Inc. ...........................................      300,000           597,000
(a) Dell Inc. .......................................................      500,000        21,070,000
(a) Dionex Corp. ....................................................      250,000        14,167,500
(a) EMC Corp. .......................................................    1,000,000        14,870,000
(a) Gateway Inc. ....................................................      500,000         3,005,000
    General Dynamics Corp. ..........................................      500,000        52,300,000
    Hewlett-Packard Co. .............................................    1,116,250        23,407,763


                                         Quarterly Statements of Investments | 7

FRANKLIN CUSTODIAN FUNDS, INC.

-----------------------------------------------------------------------------------------------------
                                                                          SHARES/
    FRANKLIN GROWTH FUND                                                  WARRANTS         VALUE
-----------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONT.)
    ELECTRONIC TECHNOLOGY (CONT.)
    Intel Corp. .....................................................      800,000    $   18,712,000
    Lockheed Martin Corp. ...........................................      500,000        27,775,000
(a) Micrel Inc. .....................................................       25,000           275,500
(a) Mindspeed Technologies Inc. .....................................      100,000           278,000
(a) Mykrolis Corp. ..................................................      270,725         3,836,173
    Northrop Grumman Corp. ..........................................    1,000,000        54,360,000
    Raytheon Co. ....................................................      600,000        23,298,000
    Rockwell Automation Inc. ........................................      100,000         4,955,000
    Rockwell Collins Inc. ...........................................      100,000         3,944,000
(a) Sun Microsystems Inc. ...........................................    1,600,000         8,608,000
    Texas Instruments Inc. ..........................................      515,000        12,679,300
                                                                                      --------------
                                                                                         407,803,236
                                                                                      --------------

    ENERGY MINERALS 2.3%
    BP PLC, ADR (United Kingdom) ....................................      295,200        17,239,680
    Encana Corp. (Canada)  ..........................................      342,000        19,514,520
    Royal Dutch Petroleum Co., N.Y. shs. (Netherlands) ..............      280,000        16,066,400
                                                                                      --------------
                                                                                          52,820,600
                                                                                      --------------

    FINANCE .3%
(a) ChoicePoint Inc .................................................      160,000         7,358,396
                                                                                      --------------

    HEALTH SERVICES .7%
(a) Caremark Rx Inc. ................................................       75,625         2,981,894
    IMS Health Inc. .................................................      500,000        11,605,000
(a) Medco Health Solutions Inc. .....................................       48,240         2,006,784
                                                                                      --------------
                                                                                          16,593,678
                                                                                      --------------

    HEALTH TECHNOLOGY 21.5%
    Abbott Laboratories .............................................      400,000        18,660,000
(a) Advanced Medical Optics Inc. ....................................       88,888         3,656,852
    Allergan Inc. ...................................................      400,000        32,428,000
(a) Amgen Inc. ......................................................      932,000        59,787,800
    Baxter International Inc. .......................................      500,000        17,270,000
    Bristol-Myers Squibb Co .........................................      640,000        16,396,800
(a) Edwards Lifesciences Corp. ......................................       50,000         2,063,000
    Eli Lilly & Co ..................................................      400,000        22,700,000
(a) Genentech Inc ...................................................    1,000,000        54,440,000
(a) Hospira Inc. ....................................................       40,000         1,340,000
    Johnson & Johnson ...............................................      996,000        63,166,320
    Merck & Co. Inc. ................................................      500,000        16,070,000
(a) Millipore Corp. .................................................      400,000        19,924,000
    Pall Corp. ......................................................      500,000        14,475,000
    Pfizer Inc. .....................................................    2,000,000        53,780,000
    Schering-Plough Corp. ...........................................    1,800,000        37,584,000
(a) Waters Corp. ....................................................      500,000        23,395,000
    Wyeth ...........................................................      600,000        25,554,000
(a) Zimmer Holdings Inc. ............................................       64,000         5,127,680
                                                                                      --------------
                                                                                         487,818,452
                                                                                      --------------


8 | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

-----------------------------------------------------------------------------------------------------
                                                                          SHARES/
    FRANKLIN GROWTH FUND                                                  WARRANTS         VALUE
-----------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONT.)
    INDUSTRIAL SERVICES 2.1%
(a) Ionics Inc. .....................................................      400,000    $   17,336,000
    Schlumberger Ltd. ...............................................      400,000        26,780,000
(a) Transocean Inc. .................................................       77,440         3,282,682
                                                                                      --------------
                                                                                          47,398,682
                                                                                      --------------

    PROCESS INDUSTRIES 1.8%
    Air Products & Chemicals Inc. ...................................      500,000        28,985,000
    Sigma-Aldrich Corp. .............................................      200,000        12,092,000
                                                                                      --------------
                                                                                          41,077,000
                                                                                      --------------

    PRODUCER MANUFACTURING 20.1%
    3M Co. ..........................................................      800,000        65,656,000
    American Power Conversion Corp. .................................      500,000        10,700,000
    Avery Dennison Corp. ............................................      462,000        27,706,140
(a) CUNO Inc. .......................................................       86,200         5,120,280
    Deere & Co. .....................................................      200,000        14,880,000
    Emerson Electric Co. ............................................      500,000        35,050,000
    Illinois Tool Works Inc. ........................................      500,000        46,340,000
    Ingersoll Rand Co., A ...........................................      501,000        40,230,300
    Johnson Controls Inc. ...........................................      400,000        25,376,000
    Molex Inc. ......................................................      146,483         4,394,490
    Molex Inc., A ...................................................      146,483         3,903,772
    Teleflex Inc. ...................................................      500,000        25,970,000
    Textron Inc. ....................................................      525,000        38,745,000
(a) Thomas & Betts Corp. ............................................      500,000        15,375,000
    Tyco International Ltd. .........................................    1,550,052        55,398,858
    United Technologies Corp. .......................................      400,000        41,340,000
                                                                                      --------------
                                                                                         456,185,840
                                                                                      --------------

    RETAIL TRADE .7%
(a) IAC/InterActiveCorp .............................................      600,200        16,577,524
                                                                                      --------------
    TECHNOLOGY SERVICES 11.6%
    Automatic Data Processing Inc. ..................................      800,000        35,480,000
    Certegy Inc. ....................................................      200,000         7,106,000
(a) Computer Sciences Corp. .........................................    1,000,000        56,370,000
    International Business Machines Corp. ...........................      560,000        55,204,800
    Microsoft Corp ..................................................    1,000,000        26,710,000
(a) Oracle Corp .....................................................      500,000         6,860,000
(a) Sungard Data Systems Inc. .......................................      500,000        14,165,000
(a) Yahoo! Inc. .....................................................    1,600,000        60,288,000
                                                                                      --------------
                                                                                         262,183,800
                                                                                      --------------

    TRANSPORTATION 4.6%
    Air France-KLM, ADR (France) ....................................      550,000        10,560,000
(a) Air France-KLM, ADR, wts., 5/05/05 (France) .....................      500,000           570,000
(a) Alaska Air Group Inc. ...........................................      500,000        16,745,000
(a) AMR Corp. .......................................................    1,080,000        11,826,000
(a) British Airways PLC, ADR (United Kingdom) .......................      500,000        22,565,000


                                         Quarterly Statements of Investments | 9

FRANKLIN CUSTODIAN FUNDS, INC.

-----------------------------------------------------------------------------------------------------
                                                                          SHARES/
    FRANKLIN GROWTH FUND                                                  WARRANTS         VALUE
-----------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONT.)
    TRANSPORTATION (CONT.)
(a) Continental Airlines Inc., B ....................................      500,000    $    6,770,000
(a) Delta Air Lines Inc. ............................................    1,000,000         7,480,000
(a) Northwest Airlines Corp. ........................................      500,000         5,465,000
    Southwest Airlines Co. ..........................................       65,200         1,061,456
    Union Pacific Corp. .............................................      300,000        20,175,000
                                                                                      --------------
                                                                                         103,217,456
                                                                                      --------------
    TOTAL COMMON STOCKS AND WARRANTS (COST $980,525,951) ............                  2,255,490,297
                                                                                      --------------
    SHORT TERM INVESTMENT (COST $6,468,491) .3%
    MONEY FUND
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio ...    6,468,491         6,468,491
                                                                                      --------------
    TOTAL INVESTMENTS (COST $986,994,442) 99.8% .....................                  2,261,958,788
    OTHER ASSETS, LESS LIABILITIES .2% ..............................                      5,309,024
                                                                                      --------------
    NET ASSETS 100.0% ...............................................                 $2,267,267,812
                                                                                      ==============

See glossary of terms on page 26.

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


10 | See Notes to Statements of Investments. |
     Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       SHARES/
                FRANKLIN INCOME FUND                                                COUNTRY            WARRANTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                COMMON STOCKS AND WARRANTS 40.4%
                COMMERCIAL SERVICES .5%
                Dex Media Inc. ...............................................   United States         6,693,600   $   167,072,256
                                                                                                                   ---------------

                COMMUNICATIONS 2.5%
                AT&T Corp. ...................................................   United States         5,000,000        95,300,000
                BellSouth Corp ...............................................   United States         1,000,000        27,790,000
            (a) MCI Inc ......................................................   United States         1,716,723        34,609,136
            (a) NII Holdings Inc., B .........................................   United States           320,232        15,195,009
            (a) NTL Inc ......................................................   United Kingdom          379,020        27,653,299
                SBC Communications Inc. ......................................   United States         9,000,000       231,930,000
            (a) Telecom Argentina SA, B, ADR .................................     Argentina           1,700,000        18,632,000
                Telus Corp. ..................................................       Canada            1,377,600        39,812,640
                Telus Corp. (CAD)  ...........................................       Canada            2,014,900        60,849,358
                Verizon Communications Inc. ..................................   United States         5,333,200       216,047,932
                                                                                                                   ---------------
                                                                                                                       767,819,374
                                                                                                                   ---------------

                CONSUMER DURABLES .7%
                General Motors Corp. .........................................   United States         5,500,000       220,330,000
                                                                                                                   ---------------

                CONSUMER NON-DURABLES 1.8%
                Altria Group Inc. ............................................   United States         3,250,000       198,575,000
                General Mills Inc. ...........................................   United States         5,782,500       287,448,075
                Loews Corp. - Carolina Group .................................   United States         2,717,500        78,671,625
                                                                                                                   ---------------
                                                                                                                       564,694,700
                                                                                                                   ---------------

                ELECTRIC UTILITIES 15.3%
                Alliant Energy Corp ..........................................   United States         5,000,000       143,000,000
                Ameren Corp. .................................................   United States         9,550,000       478,837,000
                American Electric Power Co. Inc. .............................   United States         8,000,000       274,720,000
                CenterPoint Energy Inc. ......................................   United States         3,500,000        39,550,000
                Cinergy Corp. ................................................   United States         7,511,200       312,691,256
                Dominion Resources Inc. ......................................   United States         6,000,000       406,440,000
                DPL Inc ......................................................   United States         2,100,000        52,731,000
                DTE Energy Co ................................................   United States         5,250,000       226,432,500
                Duke Energy Corp .............................................   United States         5,000,000       126,650,000
                Energy East Corp. ............................................   United States         4,500,000       120,060,000
                Exelon Corp. .................................................   United States         4,862,600       214,294,782
                FirstEnergy Corp .............................................   United States        11,018,000       435,321,180
                FPL Group Inc. ...............................................   United States         2,000,000       149,500,000
                Hawaiian Electric Industries Inc. ............................   United States         1,720,000        50,138,000
                Pepco Holdings Inc. ..........................................   United States         5,500,000       117,260,000
                Pinnacle West Capital Corp. ..................................   United States         1,500,000        66,615,000
                PPL Corp .....................................................   United States         2,500,000       133,200,000
                Progress Energy Inc. .........................................   United States         5,000,000       226,200,000
                Public Service Enterprise Group Inc. .........................   United States         6,890,200       356,705,654
                Puget Energy Inc. ............................................   United States         4,100,000       101,270,000
                Southern Co ..................................................   United States         8,000,000       268,160,000
                TECO Energy Inc. .............................................   United States         9,000,000       138,060,000


                                        Quarterly Statements of Investments | 11

FRANKLIN CUSTODIAN FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       SHARES/
                FRANKLIN INCOME FUND                                                COUNTRY            WARRANTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                COMMON STOCKS AND WARRANTS (CONT.)
                ELECTRIC UTILITIES (CONT.)
                TXU Corp .....................................................   United States         2,333,700   $   150,663,672
                Xcel Energy Inc. .............................................   United States         4,332,500        78,851,500
                                                                                                                   ---------------
                                                                                                                     4,667,351,544
                                                                                                                   ---------------

                ENERGY MINERALS 3.8%
                BP PLC, ADR ..................................................   United Kingdom        3,500,000       204,400,000
            (a) Callon Petroleum Co., wts., 12/08/10 .........................   United States         1,537,500         8,456,250
                Canadian Oil Sands Trust .....................................       Canada            5,600,000       315,684,329
                ChevronTexaco Corp. ..........................................   United States         5,000,000       262,550,000
        (a),(b) Mission Resources Corp. ......................................   United States         2,373,700        13,862,408
                Royal Dutch Petroleum Co., N.Y. shs ..........................    Netherlands          6,000,000       344,280,000
            (a) Yukos Corp., ADR .............................................       Russia            2,158,000         6,150,300
                                                                                                                   ---------------
                                                                                                                     1,155,383,287
                                                                                                                   ---------------

                FINANCE 3.9%
                Bank of America Corp. ........................................   United States         4,886,640       229,623,214
                Comerica Inc. ................................................   United States         3,500,000       213,570,000
                Fifth Third Bancorp ..........................................   United States         9,000,000       425,520,000
                JPMorgan Chase & Co. .........................................   United States         6,000,000       234,060,000
                Marsh & McLennan Cos. Inc. ...................................   United States         2,000,000        65,800,000
                MBNA Corp. ...................................................   United States         1,000,000        28,190,000
                                                                                                                   ---------------
                                                                                                                     1,196,763,214
                                                                                                                   ---------------

                GAS UTILITIES 1.9%
                Atmos Energy Corp. ...........................................   United States         2,200,000        60,170,000
                KeySpan Corp. ................................................   United States         4,479,900       176,732,055
                NiSource Inc. ................................................   United States         5,000,000       113,900,000
                ONEOK Inc. ...................................................   United States         3,956,500       112,443,730
                Sempra Energy ................................................   United States         3,500,000       128,380,000
                                                                                                                   ---------------
                                                                                                                       591,625,785
                                                                                                                   ---------------

                HEALTH TECHNOLOGY 7.6%
                Bristol-Myers Squibb Co. .....................................   United States        13,000,000       333,060,000
                Johnson & Johnson ............................................   United States         2,600,000       164,892,000
                Merck & Co. Inc. .............................................   United States        31,000,000       996,340,000
                Pfizer Inc. ..................................................   United States        26,500,000       712,585,000
                Wyeth ........................................................   United States         2,583,900       110,048,301
                                                                                                                   ---------------
                                                                                                                     2,316,925,301
                                                                                                                   ---------------

                NON-ENERGY MINERALS .6%
                AngloGold Ashanti Ltd., ADR ..................................    South Africa         2,250,000        81,787,500
                Barrick Gold Corp ............................................       Canada            4,000,000        96,880,000
                                                                                                                   ---------------
                                                                                                                       178,667,500
                                                                                                                   ---------------

                PROCESS INDUSTRIES .5%
                Dow Chemical Co. .............................................   United States         2,750,000       136,152,500
            (a) HMP Equity Holdings Corp., wts., 144A, 5/15/11 ...............   United States            21,500        10,115,750
                                                                                                                   ---------------
                                                                                                                       146,268,250
                                                                                                                   ---------------


12 | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       SHARES/
                FRANKLIN INCOME FUND                                                COUNTRY            WARRANTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                COMMON STOCKS AND WARRANTS (CONT.)
                PRODUCER MANUFACTURING .2%
                General Electric Co ..........................................   United States         1,345,800   $    49,121,700
                                                                                                                   ---------------

                REAL ESTATE INVESTMENT TRUSTS 1.0%
                Developers Diversified Realty Corp. ..........................   United States         4,750,000       210,757,500
                Glenborough Realty Trust Inc .................................   United States         1,250,000        26,600,000
                iStar Financial Inc. .........................................   United States         1,500,000        67,890,000
                                                                                                                   ---------------
                                                                                                                       305,247,500
                                                                                                                   ---------------

                TECHNOLOGY SERVICES .1%
                Electronic Data Systems Corp. ................................   United States         1,686,000        38,946,600
                                                                                                                   ---------------
                TOTAL COMMON STOCKS AND WARRANTS (COST $10,516,046,193) ......                                      12,366,217,011
                                                                                                                   ---------------

                PREFERRED STOCKS .2%
                FINANCE .2%
                FNMA., pfd ...................................................   United States         1,200,000        68,325,000
                                                                                                                   ---------------

                PROCESS INDUSTRIES
(c),(d),(e),(f) Asia Pulp & Paper Co. Ltd., 12.00%, Perpetual, pfd ...........     Indonesia          75,000,000           818,250
                                                                                                                   ---------------
                TOTAL PREFERRED STOCKS (COST $117,833,250) ...................                                          69,143,250
                                                                                                                   ---------------

                CONVERTIBLE PREFERRED STOCKS 10.3%
                COMMUNICATIONS .4%
                ALLTEL Corp., 7.75%, cvt. pfd ................................   United States         2,400,000       126,936,000
                McLeodUSA Inc., 2.50%, cvt. pfd ..............................   United States           177,366           646,499
                                                                                                                   ---------------
                                                                                                                       127,582,499
                                                                                                                   ---------------

                CONSUMER DURABLES 1.7%
                Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd .............   United States        10,000,000       527,900,000
                                                                                                                   ---------------

                CONSUMER NON-DURABLES .4%
                Lehman Brothers Holdings Inc. into General Mills, 6.25%,
                  cvt. pfd ...................................................   United States         5,000,000       134,345,000
                                                                                                                   ---------------

                ELECTRIC UTILITIES .8%
                Aquila Inc., 6.75%, cvt. pfd .................................   United States         3,906,200       135,349,830
                CMS Energy Trust I, 7.75%, cvt. pfd ..........................   United States         1,150,000        55,487,500
                TXU Corp., 8.75%, cvt. pfd ...................................   United States         1,300,000        40,898,000
                                                                                                                   ---------------
                                                                                                                       231,735,330
                                                                                                                   ---------------

                ELECTRONIC TECHNOLOGY 1.5%
                Citigroup Global Markets Holdings into Altera, 9.00%, cvt.
                  pfd ........................................................   United States         4,000,000        78,330,000
                Citigroup Global Markets into Motorola Inc., 7.60%, cvt.
                  pfd ........................................................   United States         4,300,000        73,711,460
                Goldman Sachs Group into Applied Materials Inc., 7.35%,
                  cvt. pfd ...................................................   United States         5,500,000        92,504,500
                Goldman Sachs into Linear Technology Corp., 7.00%, cvt.
                  pfd ........................................................   United States         1,400,000        53,429,600
                Lehman Brothers Holdings into Solectron Corp., 7.00%, cvt.
                  pfd ........................................................   United States         3,000,000        63,690,000
                Morgan Stanley into Intel Corp., 6.50%, cvt. pfd .............   United States         5,000,000       108,550,000
                                                                                                                   ---------------
                                                                                                                       470,215,560
                                                                                                                   ---------------

                ENERGY MINERALS .1%
                Unocal Corp., 6.25%, cvt. pfd ................................   United States           624,981        32,264,644
                                                                                                                   ---------------


                                        Quarterly Statements of Investments | 13

FRANKLIN CUSTODIAN FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       SHARES/
                FRANKLIN INCOME FUND                                                COUNTRY            WARRANTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                CONVERTIBLE PREFERRED STOCKS (CONT.)
                FINANCE 1.8%
                FNMA, 5.375%, cvt. pfd .......................................   United States             3,750   $   396,984,375
                Genworth Financial Inc., 6.00%, cvt. pfd., A .................   United States         3,250,000       105,124,500
                Travelers Property Casualty Corp., junior sub. note, 4.50%,
                  cvt. pfd ...................................................   United States         1,834,500        42,248,535
                                                                                                                   ---------------
                                                                                                                       544,357,410
                                                                                                                   ---------------

                GAS UTILITIES .2%
                Sempra Energy, 8.50%, cvt. pfd ...............................   United States         2,000,000        61,956,000
                                                                                                                   ---------------

                HEALTH TECHNOLOGY .7%
                Citigroup Global Markets into Wye Elks, 6.00%, cvt. pfd ......   United States         1,000,000        41,375,000
                Morgan Stanley into Forest Laboratories Inc., 6.25%, cvt.
                  pfd ........................................................   United States         1,360,000        58,221,600
                Schering-Plough Corp., 6.00%, cvt. pfd .......................   United States         1,790,000       100,419,000
                                                                                                                   ---------------
                                                                                                                       200,015,600
                                                                                                                   ---------------

                INDUSTRIAL SERVICES .9%
                Allied Waste Industries Inc., 6.25%, cvt. pfd ................   United States         1,691,300        89,148,423
                Lehman Brothers Holdings Inc. into Rowan Cos. Inc., 6.00%,
                  cvt. pfd ...................................................   United States         4,000,000       102,720,000
                Lehman Brothers Holdings Inc. into Weatherford
                  International, 6.00%, cvt. pfd .............................   United States         1,600,000        79,344,000
                                                                                                                   ---------------
                                                                                                                       271,212,423
                                                                                                                   ---------------

                REAL ESTATE INVESTMENT TRUSTS 1.2%
                Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A ...............   United States         3,000,000        76,080,000
                Glenborough Realty Trust Inc., 7.75%, cvt. pfd., A ...........   United States         2,442,515        62,039,881
                Host Marriott Corp., 6.75%, cvt. pfd .........................   United States         2,400,000       136,015,200
                Lexington Corp Properties Trust, cvt. pfd ....................   United States         1,200,000        61,020,000
                Simon Property Group Inc., 6.00%, cvt. pfd ...................   United States           723,680        42,856,330
                                                                                                                   ---------------
                                                                                                                       378,011,411
                                                                                                                   ---------------

                TECHNOLOGY SERVICES .6%
                Morgan Stanley into Accenture Inc., 6.00%, cvt. pfd ..........   United States         6,750,000       172,800,000
                                                                                                                   ---------------
                TOTAL CONVERTIBLE PREFERRED STOCKS (COST $2,889,911,809) .....                                       3,152,395,877
                                                                                                                   ---------------

                                                                                                  --------------
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT(H)
                                                                                                  --------------
                BONDS 26.9%
                ALTERNATIVE POWER GENERATION 5.6%
                Calpine Canada Energy Finance, senior note, 8.50%, 5/01/08 ...       Canada       $  400,000,000       330,000,000
                Calpine Corp., senior note, 7.875%, 4/01/08 ..................   United States       134,000,000       109,880,000
                Calpine Corp., senior note, 8.625%, 8/15/10 ..................   United States       200,000,000       154,000,000
                Calpine Corp., senior note, 8.50%, 2/15/11 ...................   United States       325,000,000       249,437,500
                Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10  ....   United States       160,000,000       138,000,000
                Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13  ....   United States       115,000,000        95,450,000
                Dynegy Holdings Inc., secured note, 144A, 9.875%, 7/15/10 ....   United States       100,000,000       112,250,000
                Dynegy Holdings Inc., senior note, 6.875%, 4/01/11 ...........   United States       255,000,000       246,712,500


14 | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
                FRANKLIN INCOME FUND                                                COUNTRY          AMOUNT(h)           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                BONDS (CONT.)
                ALTERNATIVE POWER GENERATION (CONT.)
                Dynegy Holdings Inc., senior note, 8.75%, 2/15/12  ...........   United States    $  147,500,000   $   155,243,750
                Dynegy Holdings Inc., senior secured note, 144A, 10.125%,
                  7/15/13 ....................................................   United States        97,000,000       111,550,000
                                                                                                                   ---------------
                                                                                                                     1,702,523,750
                                                                                                                   ---------------

                COMMUNICATIONS 2.5%
                Qwest Capital Funding, 7.00%, 8/03/09 ........................   United States       219,000,000       217,357,500
                Qwest Capital Funding, 7.25%, 2/15/11 ........................   United States       265,000,000       261,025,000
                Qwest Communications International Inc., senior note, 144A,
                  7.50%, 2/15/14 .............................................   United States       108,000,000       109,620,000
                Qwest Corp., 6.875%, 9/15/33 .................................   United States        75,000,000        69,375,000
                Time Warner Telecom Inc., senior note, 10.125%, 2/01/11 ......   United States        47,400,000        46,807,500
                Time Warner Telecom Holdings Inc., senior note, 9.25%,
                  2/15/14 ....................................................   United States        52,500,000        53,812,500
                                                                                                                   ---------------
                                                                                                                       757,997,500
                                                                                                                   ---------------

                CONSUMER DURABLES .9%
                Ford Motor Co., 7.45%, 7/16/31 ...............................   United States       150,000,000       151,296,750
                General Motors Corp., senior deb., 8.375%, 7/15/33 ...........   United States       125,000,000       129,869,000
                                                                                                                   ---------------
                                                                                                                       281,165,750
                                                                                                                   ---------------

                CONSUMER NON-DURABLES
            (c) Compania Alimentos Fargo SA, 13.25%, 8/01/08 .................     Argentina          27,000,000         7,155,000
                                                                                                                   ---------------

                CONSUMER SERVICES 3.6%
            (c) Adelphia Communications Corp., 7.875%, 5/01/09  ..............   United States        23,600,000        22,066,000
            (c) Adelphia Communications Corp., senior note, 10.875%,
                  10/01/10 ...................................................   United States        35,000,000        34,825,000
                Cablevision Systems Corp., senior note, 144A, 8.00%,
                  4/15/12 ....................................................   United States       192,000,000       205,920,000
                Charter Communications Holdings LLC, senior note, 8.25%,
                  4/01/07 ....................................................   United States       200,000,000       195,250,000
                Charter Communications Holdings LLC, senior note, 8.625%,
                  4/01/09 ....................................................   United States       155,000,000       135,237,500
                Charter Communications Holdings LLC, senior note, 10.75%,
                  10/01/09 ...................................................   United States       155,000,000       141,825,000
                Charter Communications Holdings LLC, senior disc. note,
                  9.92%, 4/01/11 .............................................   United States       160,000,000       137,200,000
                CSC Holdings Inc., senior note, B, 7.625%, 4/01/11 ...........   United States       118,000,000       127,735,000
                Six Flags Inc., senior note, 9.50%, 2/01/09 ..................   United States        65,000,000        67,925,000
                Young Broadcasting Inc., senior sub. note, 10.00%, 3/01/11 ...   United States        23,768,000        25,491,180
                                                                                                                   ---------------
                                                                                                                     1,093,474,680
                                                                                                                   ---------------

                ELECTRIC UTILITIES 3.7%
                Allegheny Energy Supply Co. LLC, 7.80%, 3/15/11  .............   United States        90,000,000        98,550,000
                Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ........   United States       140,000,000       157,150,000
                Aquila Inc., senior note, FRN, 9.95%, 2/01/11 ................   United States        14,000,000        15,925,000
                Aquila Inc., senior note, 14.875%, 7/01/12 ...................   United States        97,500,000       137,109,375
                CMS Energy Corp., senior note, 7.75%, 8/01/10 ................   United States        40,000,000        43,950,000
                FirstEnergy Corp., 6.45%, 11/15/11 ...........................   United States        50,000,000        54,399,250
                Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 ..   United States         6,100,000         6,954,000


                                        Quarterly Statements of Investments | 15

FRANKLIN CUSTODIAN FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
                FRANKLIN INCOME FUND                                                COUNTRY          AMOUNT(h)           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                BONDS (CONT.)
                ELECTRIC UTILITIES (CONT.)
                Pacific Gas & Electric Co., 6.05%, 3/01/34 ...................   United States    $  300,000,000   $   312,670,500
                Sierra Pacific Resources Co., 8.75%, 5/15/05 .................   United States       114,900,000       117,656,796
                TXU Corp., 144A, 5.55%, 11/15/14 .............................   United States        85,000,000        84,598,460
                TXU Corp., 144A, 6.55%, 11/15/34 .............................   United States       100,000,000        99,353,700
                                                                                                                   ---------------
                                                                                                                     1,128,317,081
                                                                                                                   ---------------

                ELECTRONIC TECHNOLOGY 1.1%
                Lucent Technologies, 6.45%, 3/15/29 ..........................   United States       180,000,000       163,800,000
                PanAmSat Corp., senior note, 144A, 9.00%, 8/15/14 ............   United States        70,600,000        79,160,250
                Xerox Corp., senior note, 6.875%, 8/15/11  ...................   United States        74,400,000        79,608,000
                                                                                                                   ---------------
                                                                                                                       322,568,250
                                                                                                                   ---------------

                ENERGY MINERALS .8%
                Callon Petroleum Co., senior note, 9.75%, 12/08/10 ...........   United States       117,500,000       125,137,500
                Chesapeake Energy Corp., senior note, 144A, 6.375%, 6/15/15 ..   United States        34,300,000        35,414,750
            (b) Mission Resources Corp., senior note, 9.875%, 4/01/11 ........   United States        40,000,000        42,900,000
                Sonat Inc., senior note, 7.625%, 7/15/11 .....................   United States        35,000,000        36,400,000
                                                                                                                   ---------------
                                                                                                                       239,852,250
                                                                                                                   ---------------

                FINANCE .8%
                Ford Motor Credit Co., 7.00%, 10/01/13  ......................   United States       100,000,000       106,187,000
                General Motors Acceptance Corp., 6.75%, 12/01/14 .............   United States       135,000,000       135,426,195
                                                                                                                   ---------------
                                                                                                                       241,613,195
                                                                                                                   ---------------

                HEALTH SERVICES 2.1%
                HCA Inc., 6.375%, 1/15/15 ....................................   United States        60,000,000        60,353,520
                HealthSouth Corp., senior note, 7.625%, 6/01/12 ..............   United States        75,000,000        75,750,000
                Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ........   United States       300,000,000       279,750,000
                Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 .........   United States       240,000,000       234,000,000
                                                                                                                   ---------------
                                                                                                                       649,853,520
                                                                                                                   ---------------

                INDUSTRIAL SERVICES 2.5%
                Allied Waste Industries Inc., 7.40%, 9/15/35 .................   United States        40,000,000        35,200,000
                Allied Waste North America Inc., senior secured note,
                  6.125%, 2/15/14 ............................................   United States       110,000,000       103,950,000
                Allied Waste North America Inc., senior note, B, 7.375%,
                  4/15/14 ....................................................   United States       150,000,000       144,375,000
            (g) El Paso Energy, senior note, 6.75%, 5/15/09 ..................   United States       205,000,000       209,100,000
                El Paso Corp., senior note, 7.75%, 1/15/32 ...................   United States       175,000,000       168,437,500
                El Paso Production Holdings, 7.75%, 6/01/13 ..................   United States        87,500,000        92,093,750
                                                                                                                   ---------------
                                                                                                                       753,156,250
                                                                                                                   ---------------

                PROCESS INDUSTRIES 1.5%
                Equistar Chemicals LP, senior note, 10.125%, 9/01/08 .........   United States        49,800,000        57,643,500
                Lyondell Chemical Co., 9.625%, 5/01/07 .......................   United States        82,000,000        90,610,000
                Lyondell Chemical Co., senior secured note, 10.50%, 6/01/13 ..   United States        71,500,000        85,442,500
                Rhodia SA, senior note, 10.25%, 6/01/10 ......................       France          170,000,000       192,100,000
(c),(d),(e),(f) Tjiwi Kimia Finance Mauritius, senior note, 10.00%, 8/01/04 ..     Indonesia          87,000,000        26,251,380
                                                                                                                   ---------------
                                                                                                                       452,047,380
                                                                                                                   ---------------


16 | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
                FRANKLIN INCOME FUND                                                COUNTRY          AMOUNT(h)           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                BONDS (CONT.)
                PRODUCER MANUFACTURING .9%
                Case New Holland Inc., senior note, 144A, 6.00%, 6/01/09 .....   United States    $  200,000,000   $   196,000,000
                Dana Corp., 7.00%, 3/01/29 ...................................   United States        41,000,000        41,102,500
                Invensys PLC, senior note, 144A, 9.875%, 3/15/11 .............   United Kingdom       51,100,000        55,188,000
                                                                                                                   ---------------
                                                                                                                       292,290,500
                                                                                                                   ---------------

                REAL ESTATE INVESTMENT TRUSTS .5%
                HMH Properties Inc., senior secured note, 7.875%, 8/01/08 ....   United States        18,887,000        19,500,827
                Host Marriott LP, senior note, 7.125%, 11/01/13 ..............   United States        60,000,000        64,425,000
                Meristar Hospitality Corp., 9.125%, 1/15/11 ..................   United States        72,500,000        78,662,500
                                                                                                                   ---------------
                                                                                                                       162,588,327
                                                                                                                   ---------------

                TECHNOLOGY SERVICES .4%
                Electronic Data Systems Corp., B, 6.50%, 8/01/13 .............   United States       125,000,000       132,203,625
                                                                                                                   ---------------
                TOTAL BONDS (COST $7,544,802,819) ............................                                       8,216,807,058
                                                                                                                   ---------------

                CONVERTIBLE BONDS 3.4%
                COMMUNICATIONS .2%
                Nextel Communications Inc., cvt., 5.25%, 1/15/10 .............   United States        50,000,000        51,437,500
                                                                                                                   ---------------

                CONSUMER SERVICES .4%
            (c) Adelphia Communications Corp., cvt., junior sub. note,
                  6.00%, 2/15/06 .............................................   United States        75,000,000        16,500,000
                Six Flags Inc., cvt., 4.50%, 5/15/15 .........................   United States       100,000,000       113,000,000
                                                                                                                   ---------------
                                                                                                                       129,500,000
                                                                                                                   ---------------

                ELECTRIC UTILITIES .2%
                CMS Energy Corp., cvt., 2.875%, 12/01/24 .....................   United States        67,500,000        68,006,250
                                                                                                                   ---------------

                ELECTRONIC TECHNOLOGY 1.3%
                Conexant Systems Inc., cvt., 4.00%, 2/01/07 ..................   United States       105,000,000        95,025,000
                Nortel Networks Corp., cvt., senior note, 4.25%, 9/01/08 .....       Canada          200,000,000       195,500,000
                SCI Systems Inc., cvt., sub. note, 3.00%, 3/15/07 ............   United States       100,000,000        97,000,000
                                                                                                                   ---------------
                                                                                                                       387,525,000
                                                                                                                   ---------------

                HEALTH TECHNOLOGY .1%
                Enzon Pharmaceuticals Inc., cvt., 4.50%, 7/01/08 .............   United States        21,000,000        19,845,000
                                                                                                                   ---------------

                INDUSTRIAL SERVICES .3%
                Hanover Compressor Co., cvt., 4.75%, 3/15/08 .................   United States        85,000,000        82,875,000
                                                                                                                   ---------------

                REAL ESTATE INVESTMENT TRUSTS .9%
                Host Marriott LP, cvt., 144A, 3.25%, 3/15/24 .................   United States       140,000,000       161,285,600
                Meristar Hospitality Corp., cvt., 9.50%, 4/01/10 .............   United States        95,000,000       125,685,000
                                                                                                                   ---------------
                                                                                                                       286,970,600
                                                                                                                   ---------------
                TOTAL CONVERTIBLE BONDS (COST $933,283,332) ..................                                       1,026,159,350
                                                                                                                   ---------------


                                        Quarterly Statements of Investments | 17

FRANKLIN CUSTODIAN FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
                FRANKLIN INCOME FUND                                                COUNTRY          AMOUNT(h)           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                ZERO COUPON/STEP-UP BONDS 4.0%
                COMMERCIAL SERVICES .8%
                Dex Media Inc., 11/15/13 zero cpn. to 11/15/08, 9.00%
                  thereafter .................................................   United States    $  200,000,000   $   157,750,000
                JohnsonDiversey Holdings Inc., senior disc. note, zero cpn.
                  to 5/17/07, 10.67% thereafter, 5/15/13 .....................   United States       110,000,000        95,700,000
                                                                                                                   ---------------
                                                                                                                       253,450,000
                                                                                                                   ---------------

                CONSUMER SERVICES 1.2%
                Charter Communications Holdings LLC, senior disc. note,
                  zero cpn. to 1/15/05, 11.75% thereafter, 1/15/10 ...........   United States        44,000,000        41,250,000
                Charter Communications Holdings LLC, senior disc. note,
                  zero cpn. to 1/15/06, 13.50% thereafter, 1/15/11 ...........   United States       321,000,000       271,245,000
                Quebecor Media Inc., senior disc. note, zero cpn. to
                  7/15/06, 13.75% thereafter, 7/15/11 ........................       Canada           54,700,000        54,426,500
                                                                                                                   ---------------
                                                                                                                       366,921,500
                                                                                                                   ---------------

                FINANCE .9%
                Nalco Finance Holdings, senior note, zero cpn. to 8/01/09,
                  9.00% thereafter, 2/01/14 ..................................   United States       369,016,000       274,916,920
                                                                                                                   ---------------

                INDUSTRIAL SERVICES .1%
                Hanover Compressor Co., sub. note, zero cpn., 3/31/07 ........   United States        36,000,000        31,500,000
                                                                                                                   ---------------

                PROCESS INDUSTRIES .8%
                HMP Equity Holdings Corp., senior disc. note, zero cpn.,
                  5/15/08 ....................................................   United States        95,500,000        63,626,875
                Huntsman ICI Holdings LLC, senior disc. note, zero cpn.,
                  12/31/09 ...................................................   United States       287,000,000       162,155,000
                                                                                                                   ---------------
                                                                                                                       225,781,875
                                                                                                                   ---------------

                PRODUCER MANUFACTURING .2%
                Polymer Holdings LLC, senior disc. note, 144A, zero cpn. to
                  7/15/09, 12.00% thereafter, 7/15/14 ........................   United States       100,000,000        70,750,000
                                                                                                                   ---------------
                TOTAL ZERO COUPON/STEP-UP BONDS (COST $1,136,782,800) ........                                       1,223,320,295
                                                                                                                   ---------------

                AGENCY BONDS 3.8%
                FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 2.0%
                FHLMC Gold 30 Year, 5.00%, 5/01/33 - 8/01/34  ................   United States       608,894,716       605,662,418
                                                                                                                   ---------------

                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED
                  RATE 1.8%
                GNMA I SF 30 Year, 5.00%, 4/15/33 - 5/15/34 ..................   United States       549,252,376       550,289,214
                                                                                                                   ---------------
                TOTAL AGENCY SECURITIES (COST $1,141,219,886) ................                                       1,155,951,632
                                                                                                                   ---------------


18 | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
                FRANKLIN INCOME FUND                                                COUNTRY          AMOUNT(h)           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS 1.4%
                California State GO, 5.00%, 2/01/26 ..........................   United States    $   10,450,000   $    10,743,018
                California State GO, 5.25%, 11/01/26 .........................   United States        25,000,000        26,314,000
                California State GO, 5.25%, 11/01/27 .........................   United States        20,400,000        21,381,444
                California State GO, 5.25%, 2/01/28 ..........................   United States        24,600,000        25,668,132
                California State GO, 5.00%, 2/01/32 ..........................   United States        65,250,000        66,385,350
                California State GO, 5.00%, 2/01/33 ..........................   United States       103,400,000       105,207,432
                California State GO, 5.00%, 2/01/33 ..........................   United States        23,250,000        23,638,275
                California State GO, Refunding, 5.25%, 2/01/33 ...............   United States        28,500,000        29,522,580
                California State GO, Various Purpose, 5.25%, 11/01/28 ........   United States        25,000,000        26,110,500
                California State GO, Various Purpose, 5.25%, 11/01/29 ........   United States        22,500,000        23,449,725
                California State GO, Various Purpose, 5.50%, 11/01/33 ........   United States        55,300,000        59,244,549
                                                                                                                   ---------------
                TOTAL MUNICIPAL BONDS (COST $391,517,960) ....................                                         417,665,005
                                                                                                                   ---------------
                TOTAL LONG TERM INVESTMENTS (COST $24,671,398,049) ...........                                      27,627,659,478
                                                                                                                   ---------------

                                                                                                  --------------
                                                                                                      SHARES
                                                                                                  --------------
                SHORT TERM INVESTMENTS 8.7%
                MONEY FUND (COST $184,990,375) .6%
            (i) Franklin Institutional Fiduciary Trust Money Market
                  Portfolio ..................................................   United States       184,990,375       184,990,375
                                                                                                                   ---------------
                                                                                                  --------------
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT(h)
                                                                                                  --------------
                REPURCHASE AGREEMENTS 8.1%
            (j) Joint Repurchase Agreement, 1.915%, 1/03/05
                  (Maturity Value $2,449,597,396) ............................   United States    $2,449,206,543     2,449,206,543
                    ABN AMRO Bank, N.V., New York Branch
                      (Maturity Value $241,848,751)
                    Banc of America Securities LLC
                      (Maturity Value $90,684,095)
                    Barclays Capital Inc.
                      (Maturity Value $111,848,617)
                    Bear, Stearns & Co. Inc.
                      (Maturity Value $190,456,198)
                    BNP Paribas Securities Corp.
                      (Maturity Value $241,848,751)
                    Deutsche Bank Securities Inc.
                      (Maturity Value $120,936,623)
                    Goldman, Sachs & Co. (Maturity Value $241,848,751)
                    Greenwich Capital Markets Inc.
                      (Maturity Value $241,848,751)
                    Lehman Brothers Inc. (Maturity Value $242,730,606)
                    Merrill Lynch Government Securities Inc.
                      (Maturity Value $241,848,751)
                    Morgan Stanley & Co. Inc. (Maturity Value $241,848,751)
                    UBS Securities LLC (Maturity Value $241,848,751)
                      Collateralized by U.S. Government Agency Securities,
                        0.00% - 7.125%, 1/01/05 - 9/15/09; (k) U.S.
                          Treasury Bills,
                        3/24/05 - 3/31/05; U.S. Treasury Bonds, 9.375% -
                          12.00%,
                        5/15/05 - 2/15/06 and U.S. Treasury Notes, 1.50% -
                          7.00%, 2/28/05 - 6/15/09


                                        Quarterly Statements of Investments | 19

FRANKLIN CUSTODIAN FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
                FRANKLIN INCOME FUND                                                COUNTRY          AMOUNT(h)           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                REPURCHASE AGREEMENTS (CONT.)
            (l) Barclays Capital Inc., 2.25%, 1/03/05
                  (Maturity Value $6,001,500) ................................   United States    $    6,000,375   $     6,000,375
                    Collateralized by U.S. Government Agency Securities,
                      0.00%-5.75%, 3/21/05-8/15/19
            (l) Bear Stearn & Co. Inc., 2.25%, 1/03/05
                  (Maturity Value $6,001,500) ................................   United States         6,000,375         6,000,375
                    Collateralized by U.S. Government Agency Securities,
                      0.00%-8.625%, 1/11/05-3/18/33
            (l) Goldman Sachs & Co., 2.29%, 1/03/05
                  (Maturity Value $4,241,079) ................................   United States         4,240,270         4,240,270
                    Collateralized by U.S. Government Agency Securities,
                      4.00%-6.50%, 3/01/17-1/01/35
            (l) JP Morgan Securities, 2.30%, 1/03/05
                  (Maturity Value $6,001,533) ................................   United States         6,000,383         6,000,383
                    Collateralized by U.S. Government Agency Securities,
                      3.563%-5.216%, 5/01/25-12/01/34
            (l) Merrill Lynch GSI Inc., 2.28%, 1/03/05
                  (Maturity Value $5,649,431) ................................   United States         5,648,358         5,648,358
                    Collateralized by U.S. Government Agency Securities,
                      0.00%-7.415%, 1/05/05-8/06/38
            (l) Morgan Stanley & Co. Inc., 2.30%, 1/03/05
                  (Maturity Value $7,001,789) ................................   United States         7,000,447         7,000,447
                    Collateralized by U.S. Government Agency Securities,
                      4.00%-8.00%, 7/01/08-1/01/34
                                                                                                                   ---------------
                TOTAL REPURCHASE AGREEMENTS (COST $2,484,096,751) ............                                       2,484,096,751
                                                                                                                   ---------------
                TOTAL INVESTMENTS (COST $27,340,485,175) 99.1% ...............                                      30,296,746,604
                OTHER ASSETS, LESS LIABILITIES .9%  ..........................                                         279,072,937
                                                                                                                   ---------------
                NET ASSETS 100.0% ............................................                                     $30,575,819,541
                                                                                                                   ===============

See glossary of terms on page 26.

(a)   Non-income producing.

(b)   See Note 3 regarding holdings of 5% voting securities.

(c)   Defaulted security.

(d) Subject to certain terms and conditions, the Fund has agreed to sell its holdings in Asia Pulp & Paper and its subsidiaries in November 2006.

(e)   See Note 2 regarding restricted securities.

(f)   See Note 4 regarding other considerations.

(g)   Security on loan.

(h)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(i) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(j) Investment is through participation in a joint account with other funds managed by the investment manager. At December 31, 2004, all repurchase agreements had been entered into on that date.

(k)   Security is traded on a discount basis with no stated coupon rate.

(l) Investments from cash collateral received for loaned securities. At December 31, 2004, all repurchase agreements had been entered into on that date.


20 | See Notes to Statements of Investments. |
     Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
    FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                    PRINCIPAL AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) 96.4%
    GNMA I GP 30 Year, 8.25%, 3/15/17-11/15/17 .............................     $      422,313     $      462,488
    GNMA I GP 30 Year, 9.25%, 5/15/16-12/15/16 .............................            683,480            763,496
    GNMA I GP 30 Year, 10.00%, 11/15/09-4/15/10 ............................            613,831            668,531
    GNMA I GP 30 Year, 10.25%, 6/15/18-5/15/20 .............................             13,466             15,027
    GNMA I GP 30 Year, 11.00%, 12/15/09-1/15/11 ............................          1,234,639          1,363,997
    GNMA I GP 30 Year, 11.25%, 6/15/13-1/15/16 .............................            454,762            511,561
    GNMA I GP 30 Year, 11.50%, 2/15/13-6/15/13 .............................            105,926            119,550
    GNMA I GP 30 Year, 11.75%, 7/15/13-12/15/15 ............................             93,090            105,006
    GNMA I GP 30 Year, 12.00%, 3/15/11-1/15/13 .............................             46,917             52,815
    GNMA I GP 30 Year, 12.50%, 4/15/10-7/15/10 .............................            107,485            120,903
    GNMA I GP 30 Year, 12.75%, 5/15/14 .....................................              6,661              7,604
    GNMA I PL 30 Year, 7.00%, 9/15/35 ......................................          8,549,228          8,650,103
    GNMA I SF 30 Year, 5.00%, 2/15/33-6/15/34 ..............................        645,625,160        647,060,511
(a) GNMA I SF 30 Year, 5.50%, 5/15/28-12/15/34 .............................      1,863,662,505      1,905,805,413
    GNMA I SF 30 Year, 6.00%, 10/15/23-9/15/34 .............................        973,700,875      1,011,042,262
    GNMA I SF 30 Year, 6.50%, 5/15/23-2/15/34 ..............................        704,198,842        743,145,943
    GNMA I SF 30 Year, 6.75%, 3/15/26-4/15/26 ..............................            193,297            205,145
    GNMA I SF 30 Year, 7.00%, 10/15/09-9/15/32 .............................        490,144,591        522,247,200
    GNMA I SF 30 Year, 7.25%, 11/15/25-1/15/26 .............................          1,242,967          1,333,122
    GNMA I SF 30 Year, 7.50%, 12/15/05-8/15/32 .............................        127,341,001        137,450,842
    GNMA I SF 30 Year, 7.70%, 12/15/20-1/15/22 .............................          1,003,161          1,091,296
    GNMA I SF 30 Year, 8.00%, 10/15/07-9/15/30 .............................         96,278,223        105,278,173
    GNMA I SF 30 Year, 8.25%, 3/15/27-11/15/27 .............................            205,370            223,700
    GNMA I SF 30 Year, 8.50%, 12/15/09-6/15/25 .............................         19,130,014         21,070,520
    GNMA I SF 30 Year, 9.00%, 11/15/08-7/15/23 .............................         25,124,124         28,210,542
    GNMA I SF 30 Year, 9.50%, 5/15/09-1/15/23 ..............................         15,856,305         17,800,182
    GNMA I SF 30 Year, 10.00%, 4/15/12-3/15/25 .............................         18,449,395         20,626,385
    GNMA I SF 30 Year, 10.50%, 12/15/09-10/15/21 ...........................         14,270,812         16,049,612
    GNMA I SF 30 Year, 11.00%, 11/15/09-5/15/21 ............................         14,115,346         15,844,081
    GNMA I SF 30 Year, 11.50%, 2/15/13-12/15/17 ............................          3,238,266          3,676,385
    GNMA I SF 30 Year, 12.00%, 5/15/11-7/15/18 .............................         15,310,878         17,463,497
    GNMA I SF 30 Year, 12.50%, 4/15/10-8/15/18 .............................         14,215,332         16,213,983
    GNMA I SF 30 Year, 13.00%, 7/15/10-1/15/16 .............................         15,974,244         18,339,904
    GNMA II GP 30 Year, 8.75%, 3/20/17-7/20/17 .............................             94,022            104,636
    GNMA II GP 30 Year, 11.50%, 8/20/13 ....................................             19,513             21,949
    GNMA II SF 30 Year, 5.00%, 7/20/33-12/20/33 ............................        101,264,768        101,352,191
    GNMA II SF 30 Year, 5.00%, 09/20/33 ....................................        443,701,828        444,224,492
    GNMA II SF 30 Year, 5.00%, 10/20/33 ....................................         93,886,923         93,972,410
    GNMA II SF 30 Year, 5.00%, 11/20/33 ....................................         88,913,305         88,994,264
    GNMA II SF 30 Year, 5.50%, 1/20/34-12/20/34 ............................        199,367,433        203,599,469
    GNMA II SF 30 Year, 5.50%, 6/20/34 .....................................        120,305,229        122,858,986
    GNMA II SF 30 Year, 5.50%, 12/20/34 ....................................        146,422,797        149,530,961
    GNMA II SF 30 Year, 6.00%, 10/20/23-11/20/34 ...........................        284,711,266        295,245,570
    GNMA II SF 30 Year, 6.00%, 6/20/34 .....................................        108,262,666        112,181,730
    GNMA II SF 30 Year, 6.00%, 9/20/34 .....................................        130,694,066        135,426,556
    GNMA II SF 30 Year, 6.50%, 6/20/24-9/20/34 .............................        254,246,876        267,444,839
    GNMA II SF 30 Year, 7.00%, 2/20/28-7/20/33 .............................        160,172,636        169,747,123
    GNMA II SF 30 Year, 7.50%, 10/20/22-4/20/32 ............................         18,837,980         20,215,774


                                        Quarterly Statements of Investments | 21

FRANKLIN CUSTODIAN FUNDS, INC.

-------------------------------------------------------------------------------------------------------------------
    FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                    PRINCIPAL AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (CONT.)
    GNMA II SF 30 Year, 8.00%, 8/20/16-6/20/30 .............................     $    8,130,077     $    8,823,778
    GNMA II SF 30 Year, 8.50%, 4/20/16-6/20/25 .............................          3,684,085          4,043,864
    GNMA II SF 30 Year, 9.00%, 7/20/16-11/20/21 ............................          1,150,152          1,287,137
    GNMA II SF 30 Year, 9.50%, 8/20/17-4/20/25 .............................            869,238            976,691
    GNMA II SF 30 Year, 10.00%, 8/20/15-3/20/21 ............................          1,510,539          1,683,313
    GNMA II SF 30 Year, 10.50%, 9/20/13-3/20/21 ............................          4,001,635          4,481,457
    GNMA II SF 30 Year, 11.00%, 8/20/13-1/20/21 ............................            720,773            812,681
    GNMA II SF 30 Year, 11.50%, 9/20/13-2/20/18 ............................            321,463            364,623
    GNMA II SF 30 Year, 12.00%, 9/20/13-2/20/16 ............................            655,523            746,094
    GNMA II SF 30 Year, 12.50%, 10/20/13-11/20/15 ..........................            551,690            631,179
    GNMA II SF 30 Year, 13.00%, 10/20/13-9/20/15 ...........................            527,146            606,490
                                                                                                    --------------
    TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (COST $7,352,611,884) ...                         7,492,398,036
                                                                                                    --------------

                                                                                 --------------
                                                                                     SHARES
                                                                                 --------------
    SHORT TERM INVESTMENTS 2.7%
    MONEY FUND (COST $184,990,375) 2.4%
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio ..........        184,990,375        184,990,375
                                                                                                    --------------

                                                                                ----------------
                                                                                PRINCIPAL AMOUNT
                                                                                ----------------
    REPURCHASE AGREEMENT (COST $25,000,000) .3%
(c) Barclays Capital Inc., 1.30%, 1/03/05 (Maturity Value $25,002,708)  ....     $   25,000,000         25,000,000
      Collateralized by (d) US Treasury Notes, 6/30/05
                                                                                                    --------------
    TOTAL INVESTMENTS (COST $7,562,602,259) 99.1% ..........................                         7,702,388,411
    OTHER ASSETS, LESS LIABILITIES .9% .....................................                            68,022,173
                                                                                                    --------------
    NET ASSETS 100.0%  .....................................................                        $7,770,410,584
                                                                                                    ==============

See glossary of terms on page 26.

(a) Security purchased on a when-issued, delayed delivery, or to-be-announced basis.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(c) All repurchase agreements held by the funds had been entered into on December 31, 2004.

(d)   Security is traded on a discount basis with no stated coupon.


22 | See Notes to Statements of Investments. |
     Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
    FRANKLIN UTILITIES FUND                                                 COUNTRY            SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 88.1%
    DIVERSIFIED TELECOMMUNICATION SERVICES 2.5%
    SBC Communications Inc. ........................................     United States        1,300,000     $   33,501,000
    Verizon Communications Inc. ....................................     United States          500,000         20,255,000
                                                                                                            --------------
                                                                                                                53,756,000
                                                                                                            --------------

    ELECTRIC UTILITIES 59.2%
    Allete Inc. ....................................................     United States          300,000         11,025,000
    Alliant Energy Corp. ...........................................     United States          900,000         25,740,000
    Ameren Corp. ...................................................     United States          700,000         35,098,000
    American Electric Power Co. Inc. ...............................     United States        1,700,000         58,378,000
    CenterPoint Energy Inc. ........................................     United States          462,800          5,229,640
    Central Vermont Public Service Corp. ...........................     United States          169,200          3,935,592
    Cinergy Corp. ..................................................     United States        1,500,000         62,445,000
    DTE Energy Co. .................................................     United States          400,000         17,252,000
    Duke Energy Corp. ..............................................     United States          934,650         23,674,685
    Edison International ...........................................     United States        1,500,000         48,045,000
    Entergy Corp. ..................................................     United States        1,500,000        101,385,000
    Exelon Corp ....................................................     United States        2,300,000        101,361,000
    FirstEnergy Corp. ..............................................     United States        1,700,000         67,167,000
    FPL Group Inc. .................................................     United States        1,150,000         85,962,500
    Hawaiian Electric Industries Inc. ..............................     United States          400,000         11,660,000
    Northeast Utilities ............................................     United States          810,100         15,270,385
    Pepco Holdings Inc. ............................................     United States        1,788,700         38,135,084
(a) PG&E Corp. .....................................................     United States        1,300,000         43,264,000
    Pinnacle West Capital Corp. ....................................     United States          600,000         26,646,000
    PPL Corp. ......................................................     United States        1,400,000         74,592,000
    Progress Energy Inc. ...........................................     United States        1,500,000         67,860,000
    Public Service Enterprise Group Inc ............................     United States          850,000         44,004,500
    Puget Energy Inc. ..............................................     United States        1,725,000         42,607,500
    Scottish & Southern Energy PLC .................................     United Kingdom       1,500,000         25,092,134
    Scottish Power PLC .............................................     United Kingdom       6,000,000         46,441,322
    Southern Co. ...................................................     United States        2,300,000         77,096,000
    TECO Energy Inc. ...............................................     United States          200,000          3,068,000
    TXU Corp. ......................................................     United States          500,000         32,280,000
    Westar Energy Inc. .............................................     United States          900,000         20,583,000
    Wisconsin Energy Corp. .........................................     United States          881,700         29,722,107
    Xcel Energy Inc. ...............................................     United States        1,200,000         21,840,000
                                                                                                            --------------
                                                                                                             1,266,860,449
                                                                                                            --------------

    GAS UTILITIES 11.3%
    AGL Resources Inc ..............................................     United States        1,000,000         33,240,000
    Atmos Energy Corp ..............................................     United States        1,000,000         27,350,000
    KeySpan Corp. ..................................................     United States        1,000,000         39,450,000
    Nicor Inc ......................................................     United States          550,000         20,317,000
    NiSource Inc. ..................................................     United States        2,800,000         63,784,000
    ONEOK Inc. .....................................................     United States          500,000         14,210,000
    Sempra Energy ..................................................     United States        1,200,000         44,016,000
                                                                                                            --------------
                                                                                                               242,367,000
                                                                                                            --------------


                                        Quarterly Statements of Investments | 23

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
    FRANKLIN UTILITIES FUND                                                 COUNTRY            SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    MULTI-UTILITIES & UNREGULATED POWER 13.8%
    Dominion Resources Inc. ........................................     United States        1,412,259     $   95,666,425
    Energy East Corp. ..............................................     United States        1,100,000         29,348,000
    National Grid Transco PLC ......................................     United Kingdom       5,000,000         47,650,581
(a) Sierra Pacific Resources Co. ...................................     United States        1,500,000         15,750,000
    United Utilities PLC ...........................................     United Kingdom       5,000,000         60,462,974
    United Utilities PLC, A ........................................     United Kingdom       2,500,000         21,521,939
    Vectren Corp. ..................................................     United States          900,000         24,120,000
                                                                                                            --------------
                                                                                                               294,519,919
                                                                                                            --------------

    OIL & GAS 1.3%
    Kinder Morgan Inc. .............................................     United States          382,500         27,972,225
                                                                                                            --------------
    TOTAL COMMON STOCKS (COST $1,385,039,210) ......................                                         1,885,475,593
                                                                                                            --------------

    CONVERTIBLE PREFERRED STOCKS 4.1%
    ELECTRIC UTILITIES
    Ameren Corp., 9.75%, cvt. pfd ..................................     United States          800,600         23,217,400
    American Electric Power Co. Inc., 9.25%, cvt. pfd ..............     United States          450,000         21,442,500
    Aquila Inc., 6.75%, cvt. pfd ...................................     United States          500,000         17,325,000
    CMS Energy Trust I, 7.75%, cvt. pfd ............................     United States          260,000         12,545,000
    TXU Corp., 8.75%, cvt. pfd .....................................     United States          400,000         12,584,000
                                                                                                            --------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $73,332,700) ..........                                            87,113,900
                                                                                                            --------------

                                                                                         ----------------
                                                                                         PRINCIPAL AMOUNT
                                                                                         ----------------
    BONDS 6.0%
    ELECTRIC UTILITIES 5.2%
    CMS Energy Corp., senior note, 9.875%, 10/15/07 ................     United States      $ 8,500,000          9,541,250
    FirstEnergy Corp., senior note, 7.375%, 11/15/31  ..............     United States       25,000,000         28,639,225
    CalEnergy Co. Inc., senior note, 8.48%, 9/15/28 ................     United States       25,000,000         32,980,725
    Northeast Generation Co., senior note, 8.812%, 10/15/26 ........     United States        7,500,000          8,282,707
    TXU Corp., 144A, 6.55%, 11/15/34 ...............................     United States       20,000,000         19,870,740
    Utilicorp United Inc., senior note, 9.95%, 2/01/11 .............     United States        6,000,000          6,825,000
    Utilicorp United Inc., senior note, 8.27%, 11/15/21  ...........     United States        6,100,000          6,199,125
                                                                                                            --------------
                                                                                                               112,338,772
                                                                                                            --------------

    ELECTRONIC EQUIPMENT & INSTRUMENTS .8%
    PPL Capital Funding, 8.375%, 6/15/07 ...........................     United States       15,000,000         16,528,245
                                                                                                            --------------
    TOTAL BONDS (COST $111,909,716)  ...............................                                           128,867,017
                                                                                                            --------------

    CONVERTIBLE BOND (COST $9,000,000) 1.0%
    MULTI-UTILITIES & UNREGULATED POWER
    Sierra Pacific Resources Co., cvt., 144A, 7.25%, 2/14/10 .......     United States        9,000,000         22,443,750
                                                                                                            --------------
    TOTAL LONG TERM INVESTMENTS (COST $1,579,281,626) ..............                                         2,123,900,260
                                                                                                            --------------


24 | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
    FRANKLIN UTILITIES FUND                                                 COUNTRY            SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENT (COST $9,196,829) .4%
    MONEY FUND
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio ..     United States        9,196,829     $    9,196,829
                                                                                                            --------------
    TOTAL INVESTMENTS (COST $1,588,478,455) 99.6% ..................                                         2,133,097,089
    OTHER ASSETS, LESS LIABILITIES .4%  ............................                                             8,287,418
                                                                                                            --------------
    NET ASSETS 100.0% ..............................................                                        $2,141,384,507
                                                                                                            ==============

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                    Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 25

FRANKLIN CUSTODIAN FUNDS, INC.

GLOSSARY OF TERMS

ADR - American Depository Receipt
FRN - Floating Rate Notes
GO  - General Obligation
GP  - Graduated Payment
PL  - Project Loan
SF  - Single Family


26 | See Notes to Statements of Investments. |
     Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Custodian Funds, Inc. (the Company) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of five series (the Funds).

1. INCOME TAXES

At December 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

                                                   ------------------------------------------------------------
                                                       FRANKLIN              FRANKLIN              FRANKLIN
                                                       DYNATECH               GROWTH                INCOME
                                                         FUND                  FUND                  FUND
                                                   ------------------------------------------------------------
Cost of investments ..........................     $    509,604,350      $    986,994,442      $ 27,361,331,040
                                                   ============================================================
Unrealized appreciation ......................     $    288,679,137      $  1,297,535,004      $  2,956,178,072
Unrealized depreciation ......................          (25,162,958)          (22,570,658)          (20,762,508)
                                                   ------------------------------------------------------------
Net unrealized appreciation (depreciation) ...     $    263,516,179      $  1,274,964,346      $  2,935,415,564
                                                   ============================================================

                                                                         --------------------------------------
                                                                             FRANKLIN
                                                                          U.S. GOVERNMENT          FRANKLIN
                                                                            SECURITIES            UTILITIES
                                                                               FUND                  FUND
                                                                         --------------------------------------
Cost of investments ..................................................   $  7,562,602,259      $  1,596,603,636
                                                                         ======================================
Unrealized appreciation ..............................................   $    152,048,328      $    559,552,374
Unrealized depreciation ..............................................        (12,262,176)          (23,058,921)
                                                                         --------------------------------------
Net unrealized appreciation (depreciation) ...........................   $    139,786,152      $    536,493,453
                                                                         ======================================

2. RESTRICTED SECURITIES

At December 31, 2004, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Board of Directors, as follows:

-----------------------------------------------------------------------------------------------------------------
                                                                                      ACQUISITION
PRINCIPAL AMOUNT    ISSUER                                                 DATE          COST            VALUE
-----------------------------------------------------------------------------------------------------------------
   75,000,000       Asia Pulp & Paper Co. Ltd., 12.00%,
                      Perpetual, pfd. ..............................      2/14/97     $57,833,250     $   818,250
   87,000,000       Tjiwi Kimia Finance Mauritius,
                      senior note, 10.00%, 8/01/04 .................      7/29/97      78,711,240      26,251,380
                                                                                                      -----------
                    TOTAL RESTRICTED SECURITIES (.1% OF NET ASSETS) .............................     $27,069,630
                                                                                                      ===========


                                        Quarterly Statements of Investments | 27

FRANKLIN CUSTODIAN FUNDS, INC.

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in affiliated companies for the Franklin Income Fund at December 31, 2004, were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                           NUMBER OF                           NUMBER OF
                                          SHARES HELD                         SHARES HELD       VALUE                      REALIZED
                                         AT BEGINNING    GROSS      GROSS       AT END          AT END      INVESTMENT       GAIN
NAME OF ISSUER                            OF PERIOD    ADDITIONS  REDUCTIONS   OF PERIOD      OF PERIOD       INCOME        (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Mission Resources Corp. ...............    3,330,000      --       956,300     2,373,700     $13,862,408     $     --     $3,899,625
Mission Resources Corp., senior note,
  9.875%, 4/01/11 .....................   40,000,000      --            --    40,000,000      42,900,000      976,528             --
                                                                                             ---------------------------------------
                      TOTAL AFFILIATED SECURITIES (.2% OF NET ASSETS) ..................     $56,762,408     $976,528     $3,899,625
                                                                                             =======================================

4. OTHER CONSIDERATIONS

Franklin Advisers, Inc., as the Fund's Manager, may serve as a member of various bondholders' steering committees, on credit committees, or may represent the Funds in certain corporate restructuring negotiations. At December 31, 2004, the Manager serves in one or more of these capacities for Asia Pulp & Paper Co. Ltd. and Tjiwi Kimia Finance Mauritius. As a result of this involvement, Franklin Advisers, Inc. may be in possession of certain material non-public information. If the Fund's Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


28 | Quarterly Statements of Investments

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN CUSTODIAN FUNDS, INC.

By /s/Jimmy D. Gambill
   ----------------------
      Chief Executive Officer - Finance and Administration
Date    February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jimmy D. Gambill
   ----------------------
      Chief Executive Officer - Finance and Administration
Date    February 18, 2005

By /s/Galen G. Vetter
   ----------------------
      Chief Financial Officer
Date    February 18, 2005











                                EXHIBIT (A)



I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Custodian Funds, Inc.;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 18, 2005


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration






I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Custodian Funds, Inc.;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 18, 2005


/s/GALEN G. VETTER
Chief Financial Officer